Other receivables	12 Months Ended
Dec. 31, 2012
Other receivables [Abstract]
Other receivables

7. Other receivables

Other receivables consisted of the following:

	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
VAT recoverable (note (i))	-	14,068,225	2,238,203
Deposit for loan guarantee	7,000,000	13,500,000	2,147,800
Due from employees	2,292,234	3,292,234	523,782
Others	3,390,071	4,020,409	639,633
Total Other receivables	12,682,305	34,880,868	5,549,418

Note (i): As of December 31, 2011 and 2012, VAT recoverable consisted of input VAT paid for purchase of corns but not yet validated by the PRC Taxing Authority of RMB nil and RMB14,068,225 ($2,238,203), respectively.